Shareholder Report, Average Annual Return (Details) 197605_Reinhart Midcap PMV Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	104 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.12%	3.12%	5.74%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	29.45%	12.92%	14.73%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	27.21%	8.57%	9.81%